Debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Debt
22. Debt

($ in millions)	December 31, 2024			December 31, 2023
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.9% notes due July 2030 (a)	$143	$196	$204	$503	$621	$658
6.125% notes due October 2035 (a)	187	273	266	336	467	439
6.0% notes due August 2040 (a)	194	273	278	473	642	624
6.25% notes due July 2041 (a)	245	350	349	396	544	519
5.2% notes due March 2042 (a)	167	212	237	395	488	516
5.4% notes due February 2043 (a)	108	141	154	367	466	481
	1,044	1,445	1,488	2,470	3,228	3,237
QB project financing facility (b)	1,912	2,847	2,719	2,206	2,979	2,873
Carmen de Andacollo short-term loans (c)	—	—	—	95	126	126
Antamina loan agreement (d)	225	324	324	225	298	298
	$3,181	$4,616	$4,531	$4,996	$6,631	$6,534
Less current portion of debt	(294)	(423)	(423)	(389)	(515)	(515)
	$2,887	$4,193	$4,108	$4,607	$6,116	$6,019

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 35).

a) Long-Term Notes

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.

In 2024, we purchased US$1.4 billion aggregate principal amount of our outstanding term notes pursuant to the cash tender offers made on July 4, 2024, and through open market purchases in the third and fourth quarters of 2024. The total principal amount of the notes purchased comprised US$360 million of the 3.9% notes due 2030, US$149 million of the 6.125% notes due 2035, US$279 million of the 6.0% notes due 2040, US$151 million of the 6.25% notes due 2041, US$228 million of the 5.2% notes due 2042 and US$259 million of the 5.4% notes due 2043. The total cash cost of the purchases was $2.0 billion (US$1.4 billion), which was funded from cash on hand.

In February 2023, we redeemed the 3.75% notes due 2023 at maturity for $144 million (US$108 million) plus accrued interest.

Certain of our notes are subject to a change of control provision requiring repurchase in the event a downgrade follows a change of control. Our notes are also subject to covenants regarding liens on certain assets and certain restricted subsidiaries, and to customary events of default, including non-payment of principal and interest, bankruptcy or insolvency, covenant non-compliance, material final judgments, or other material indebtedness becoming due prior to maturity as a result of a default. An unremedied event of default may result in an acceleration of the repayment of the notes, causing them to become due and payable ahead of scheduled maturity.
22. Debt (continued)

b) QB Project Financing Facility

As at December 31, 2024, the limited recourse QB project financing facility had a balance of US$1.9 billion. Amounts drawn under the facility bear interest at Term SOFR plus applicable margins that vary over time. The facility is being repaid in 17 equal semi-annual instalments of US$147 million, which began on June 15, 2023. The facility is guaranteed pre-final completion on a several basis by Teck and SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB project assets.

The guarantees of Teck and SMM/SC will terminate once final completion, as defined under the facility, has been achieved. The facility is subject to customary project financing covenants and terms, including with respect to granting security in assets and accounts, maintenance of insurance, periodic reporting, restrictions on certain activities (such as incurring additional debt beyond agreed thresholds), and other operational covenants. Breach of the project finance covenants, or failure to reach final completion by the final completion date in June 2025, could lead to enforcement action by the project lenders, including the acceleration of repayment of the facility, among other consequences. The project has completed and submitted certificates for a majority of the completion tests, including the technical and operating completion tests, with the remaining tests being procedural in nature.

c) Carmen de Andacollo Short-Term Loans

As at December 31, 2024, all fixed rate short-term loans at Carmen de Andacollo were fully repaid.

d) Antamina Loan Agreement

On July 12, 2021, Antamina entered into a US$1.0 billion loan agreement, which was fully drawn as at December 31, 2024. Our 22.5% share of the principal value of the loan is US$225 million. Amounts outstanding under this facility bear interest at Term SOFR plus an applicable margin. The loan is non-recourse to us and the other Antamina shareholders and matures in 2026.

e) Revolving Credit Facilities

Effective October 18, 2024, we reduced the US$4.0 billion sustainability-linked revolving credit facility maturing October 2026 by US$1.0 billion to US$3.0 billion and we extended this facility for a five-year term to October 2029. The facility has pricing adjustments where the cost will increase, decrease or remain unchanged based on our sustainability performance. Our sustainability performance over the term of the facility is measured by non-financial variables that are specific to our greenhouse gas emissions intensity, the percentage of women in our workforce and our high-potential safety incidents.

As at December 31, 2024, the facility was undrawn. Any amounts drawn under this facility can be repaid at any time and are due in full at maturity. Amounts outstanding under the facility bear interest at Term SOFR plus an applicable margin based on credit ratings and our sustainability performance, as described above. This facility requires our total net debt-to-capitalization ratio to not exceed 0.60 to 1.0 (Note 36). Following the sale of the steelmaking coal business in July 2024, cash and cash equivalents have increased significantly and as a result, our cash balances were greater than our debt balances at December 31, 2024. Therefore, we do not exceed the required net debt-to-capitalization ratio. This facility does not have an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

In addition to that financial covenant, the facility is subject to customary covenants including limits on subsidiary debt, change of control repayment requirements, and the prohibition on agreements that may restrict subsidiary dividend payments or loan repayments to Teck. Breach of these covenants could lead to an inability to borrow under the facility, or an enforcement action by lenders, including accelerating any outstanding debt repayment.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2024, we had $1.5 billion (2023 – $2.6 billion) of letters of credit outstanding. We also had $441 million (2023 – $1.2 billion) in surety bonds outstanding at December 31, 2024 to support current and future reclamation obligations. At December 31, 2023, $1.5 billion of the outstanding letters of credit and $758 million of the outstanding surety bonds were related to EVR. These were cancelled in conjunction with the closing of the sale of our steelmaking coal business on July 11, 2024 (Note 5).
22. Debt (continued)

f) Scheduled Principal Payments

At December 31, 2024, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2025	$294	$423
2026	519	747
2027	294	423
2028	294	423
2029	294	423
Thereafter	1,486	2,138
	$3,181	$4,577

g) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2024	2023	2024	2023
At January 1	$4,940	$5,292	$6,534	$7,167
Cash flows
Proceeds from debt	56	170	77	230
Redemption, purchase or repayment of debt	(1,870)	(530)	(2,544)	(710)
Non-cash changes
Gain on debt redemption or purchase	(4)	—	(5)	—
Changes in foreign exchange rates	—	—	458	(164)
Finance fees, discount amortization and other	27	8	11	11
At December 31	$3,149	$4,940	$4,531	$6,534
In conjunction with the subscription arrangement with SMM/SC in 2019, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. QBSA subsequently entered into four additional subordinated loan facility agreements with SMM/SC to advance QBSA an additional US$2.0 billion. The four additional subordinated loan facilities contain similar terms to the original subordinated loan facility. The advances for all five facility agreements are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facilities bear interest at Term SOFR plus applicable margins that vary over time. As at December 31, 2024, US$3.1 billion was outstanding and US$141 million remained undrawn.
24. QB Advances from SMM/SC (continued)

($ in millions)	December 31, 2024			December 31, 2023
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB advances from SMM/SC	$3,136	$4,707	$4,483	$2,661	$3,589	$3,497

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 35).

a) QB Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2024	2023	2024	2023
At January 1	$2,644	$1,683	$3,497	$2,279
Cash flows
Advances	471	960	652	1,292
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	333	(75)
At December 31	$3,116	$2,644	$4,483	$3,497